Business Combinations - Schedule of Estimated Fair Values of the Assets Acquired and Liabilities (Parentheticals) (Details) $ in Thousands	Dec. 02, 2021 USD ($)
Share Purchase Agreement [Member]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities [Line Items]
Net liabilities excluding of cash acquired	$ 1,548